Concentrations (Schedule of Significant Suppliers) (Details) (Total cost of sales [Member], USD $)	3 Months Ended		6 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2012	Jul. 31, 2011
Concentration Risk [Line Items]
Amount included in cost of sales	$ 493,000	$ 46,000	$ 727,000	$ 69,000
Percent of cost of sales	100.00%	100.00%	100.00%	100.00%
Total supplier costs [Member]
Concentration Risk [Line Items]
Amount included in cost of sales	477,000	40,000	696,000	61,000
Percent of cost of sales	97.00%	87.00%	96.00%	89.00%
Canterbury Coffee Corporation [Member]
Concentration Risk [Line Items]
Amount included in cost of sales	3,000	18,000	37,000	39,000
Percent of cost of sales	1.00%	39.00%	5.00%	57.00%
Marley Coffee Ltd. [Member]
Concentration Risk [Line Items]
Amount included in cost of sales	316,000		347,000
Percent of cost of sales	64.00%	0.00%	48.00%	0.00%
National C.S. & V., LLC [Member]
Concentration Risk [Line Items]
Amount included in cost of sales	35,000	22,000	91,000	22,000
Percent of cost of sales	7.00%	48.00%	13.00%	32.00%
National Coffee Roasters, LLC [Member]
Concentration Risk [Line Items]
Amount included in cost of sales	123,000		221,000
Percent of cost of sales	25.00%	0.00%	30.00%	0.00%
Other costs [Member]
Concentration Risk [Line Items]
Amount included in cost of sales	$ 16,000	$ 6,000	$ 31,000	$ 8,000
Percent of cost of sales	3.00%	13.00%	4.00%	11.00%